PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Adjustment to mezzanine	$ 39,200
Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment to mezzanine
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	34,461	34,461	34,853
Temporary Equity, Carrying Amount, Attributable to Parent	$ 3,446,113	$ 3,446,113	$ 3,485,313
[custom:PreferredStockStatedValue-0]	$ 100	$ 100
Preferred Stock, Convertible, Conversion Price	$ 0.0014	$ 0.0014	$ 0.0014
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment to mezzanine, shares	(392)	392
Adjustment to mezzanine	$ (39,200)	$ 39,200